CONSOLIDATED STATEMENT OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Revenues	$ 74,779	$ 92,965	$ 101,980
Cost of sales	(52,731)	(54,888)	(53,400)
Gross profit	22,048	38,077	48,580
Other operating income	343	4,672	1,860
Research and development expenses	(4,138)	(4,497)	(5,080)
Selling, general and administrative expenses	(29,166)	(24,683)	(26,390)
Selling, general and administrative expenses - closure costs	0	0	(2,425)
Selling, general and administrative expenses - recognition of contingent asset	0	0	1,316
Impairment charges	(5,839)	(6,944)	(17,779)
Operating (loss)/profit	(16,752)	6,625	82
Financial income	303	1,223	36
Financial expenses	(24,745)	(7,097)	(6,751)
Net financing expense	(24,442)	(5,874)	(6,715)
(Loss)/profit before tax	(41,194)	751	(6,633)
Total income tax credit	192	178	620
(Loss)/profit for the year on continuing operations	(41,002)	929	(6,013)
Loss for the year on discontinued operations	(7)	(54)	(375)
(Loss)/profit for the year (all attributable to owners of the parent)	(41,009)	875	(6,388)
American depositary share [Member]
Disclosure of classes of share capital [line items]
(Loss)/profit for the year (all attributable to owners of the parent)	$ 41,009	$ 875	$ (6,388)
Basic (loss)/profit (US Dollars) – continuing operations	$ (1.22)	$ 0.04	$ (0.29)
Diluted (loss)/profit (US Dollars) – continuing operations	(1.22)	0.04	(0.29)
Basic (loss)/profit (US Dollars) – group	(1.22)	0.04	(0.31)
Diluted (loss)/profit (US Dollars) – group	$ (1.22)	$ 0.04	$ (0.31)
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
(Loss)/profit for the year (all attributable to owners of the parent)	$ 41,009	$ 875	$ (6,388)
Basic (loss)/profit (US Dollars) – continuing operations	$ (0.3)	$ 0.01	$ (0.07)
Diluted (loss)/profit (US Dollars) – continuing operations	(0.3)	0.01	(0.07)
Basic (loss)/profit (US Dollars) – group	(0.3)	0.01	(0.08)
Diluted (loss)/profit (US Dollars) – group	$ (0.3)	$ 0.01	$ (0.08)